Investments in Marketable Securities and Other Investments - Marketable Securities and Other Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable securities:
Total marketable securities	$ 9.0	$ 14.9
Investments and other assets:
Equity method investments	9.6	28.8
Cost method and other long-term investments	1.0	0.3
Other assets	80.6	42.2
Total investments and other assets	91.2	71.3
U.S. Treasury and agency securities - maturing within one year [Member]
Marketable securities:
U.S. Treasury and agency securities	6.5	4.9
U.S. Treasury and agency securities - maturing within two years [Member]
Marketable securities:
U.S. Treasury and agency securities	$ 2.5	$ 10.0